Deferred Offering Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Offering Costs [Abstract]
Deferred offering costs	$ 1,801,983	$ 356,423	$ 338,967